UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:   3/31/04
                                                       ----------

Check  here  if  Amendment  [  ];  Amendment  Number:
                                                       ------
  This  Amendment  (Check  only  one.):   [  ]  is  a  restatement.
                                          [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                            ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------


Signature,  Place,  and  Date  of  Signing:

     /s/Mark  R.  Cummins     Harleysville,  PA          April  28,  2004
     --------------------     -----------------          ----------------
     [Signature]              [City,  State]             [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-
        ------------          ------------------------------
     [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:             1
                                               --------
Form  13F  Information  Table  Entry  Total:      48
                                               --------
Form  13F  Information  Table  Value  Total:   $385,080
                                               --------


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.      Form  13F  File  Number    Name

     1        28-4718                    Harleysville  Asset  Management  L.P.
   -----         ----                    -------------------------------------
     [Repeat  as  necessary]

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HARLEYSVILLE  GROUP  INC
MARCH  31,  2004
FORM  13F  INFORMATION  TABLE





                                                             VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

ABBOTT LABS                  COM              002824-10-0     4,879   118,710   SH         SOLE         N/A      118,710
ALLSTATE CORP                COM              020002-10-1     5,958   131,060   SH         SOLE         N/A      131,060
AMERICAN INTL GROUP INC      COM              026874-10-7     9,202   128,970   SH         SOLE         N/A      128,970
AMGEN INC                    COM              031162-10-0     8,998   154,730   SH         SOLE         N/A      154,730
AUTOMATIC DATA PROCESSING    COM              053015-10-3     4,413   105,060   SH         SOLE         N/A      105,060
BANK NEW YORK INC            COM              064057-10-2     5,138   163,110   SH         SOLE         N/A      163,110
CARDINAL HEALTH INC          COM              14149Y-10-8     8,433   122,390   SH         SOLE         N/A      122,390
CHEVRONTEXACO CORP           COM              166764-10-0    11,199   127,580   SH         SOLE         N/A      127,580
CHUBB CORPORATION            COM              171232-10-1     8,873   127,590   SH         SOLE         N/A      127,590
CINCINNATI FINL CORP         COM              172062-10-1     6,426   147,890   SH         SOLE         N/A      147,890
CISCO SYSTEMS INC            COM              17275R-10-2    17,367   736,831   SH         SOLE         N/A      736,831
CITIGROUP INC                COM              172967-10-1    15,758   304,790   SH         SOLE         N/A      304,790
COCA COLA CO                 COM              191216-10-0     6,828   135,740   SH         SOLE         N/A      135,740
DELL COMPUTER CORP           COM              247025-10-9     7,260   215,930   SH         SOLE         N/A      215,930
DISNEY (WALT) COMPANY        COM              254687-10-6    14,910   596,630   SH         SOLE         N/A      596,630
EXXON MOBIL CORP             COM              30231G-10-2    12,545   301,640   SH         SOLE         N/A      301,640
FIRST DATA CORP              COM              319963-10-4     1,368    32,450   SH         SOLE         N/A       32,450
GENERAL ELECTRIC COMPANY     COM              369604-10-3    16,319   534,710   SH         SOLE         N/A      534,710
GILLETTE CO                  COM              375766-10-2     7,648   195,605   SH         SOLE         N/A      195,605
HARBOR FUND                  EQUITY MUT FD    411511-30-6     4,567   119,526   SH         SOLE         N/A      119,526
HARLEYSVILLE NATNL CORP      COM              412850-10-9     7,156   257,147   SH         SOLE         N/A      257,147
HARLEYSVILLE SAVINGS ASSN    COM              412856-10-6     2,227    74,249   SH         SOLE         N/A       74,249
HARTFORD FINL SVCS GROUP     COM              416515-10-4     5,665    88,940   SH         SOLE         N/A       88,940
HOME DEPOT INC               COM              437076-10-2     8,273   221,430   SH         SOLE         N/A      221,430
ILLINOIS TOOL WORKS INC.     COM              452308-10-9     2,146    27,090   SH         SOLE         N/A       27,090
INTEL CORPORATION            COM              458140-10-0    10,951   402,600   SH         SOLE         N/A      402,600
IBM CORPORATION              COM              459200-10-1    11,629   126,620   SH         SOLE         N/A      126,620
JP MORGAN CHASE & CO         COM              46625H-10-0    14,100   336,121   SH         SOLE         N/A      336,121
JOHNSON & JOHNSON            COM              478160-10-4    11,840   233,440   SH         SOLE         N/A      233,440
LOWES COS INC                COM              548661-10-7     6,304   112,310   SH         SOLE         N/A      112,310
MARSH & MCLENNAN COS INC     COM              571748-10-2     5,327   115,050   SH         SOLE         N/A      115,050
MEDTRONIC INC                COM              585055-10-6     4,787   100,260   SH         SOLE         N/A      100,260
MERCK & CO INC               COM              589331-10-7     7,658   173,300   SH         SOLE         N/A      173,300
MICROSOFT CORPORATION        COM              594918-10-4    16,551   663,920   SH         SOLE         N/A      663,920
NEW YORK TIMES CO            COM              650111-10-7     3,555    80,430   SH         SOLE         N/A       80,430
PEPSICO INC                  COM              713448-10-8     4,560    84,680   SH         SOLE         N/A       84,680
PFIZER INC                   COM              717081-10-3    13,151   375,201   SH         SOLE         N/A      375,201
PROCTER & GAMBLE CO          COM              742718-10-9     8,453    80,600   SH         SOLE         N/A       80,600
QUALCOMM INC                 COM              747525-10-3     5,747    86,695   SH         SOLE         N/A       86,695
SCHLUMBERGER LTD             COM              806857-10-8     7,017   109,900   SH         SOLE         N/A      109,900
3M COMPANY                   COM              88579Y-10-1     1,873    22,880   SH         SOLE         N/A       22,880
UNION PACIFIC CORP           COM              907818-10-8     3,438    57,470   SH         SOLE         N/A       57,470
UNITED PARCEL SERVICES INC   COM              911312-10-9     4,524    64,770   SH         SOLE         N/A       64,770
UNITED TECHNOLOGIES CORP     COM              913017-10-9     4,084    47,320   SH         SOLE         N/A       47,320
VANGARD INTL GROWTH          INTL GROWTH FD   921910-20-4     9,977   183,165   SH         SOLE         N/A      183,165
WAL MART STORES INC          COM              931142-10-3     4,482    75,080   SH         SOLE         N/A       75,080
WALGREEN COMPANY             COM              931422-10-9    11,646   353,460   SH         SOLE         N/A      353,460
WELLS FARGO & CO NEW         COM              949746-10-1     9,870   174,170   SH         SOLE         N/A      174,170



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